Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 01, 2018	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2019	Jun. 30, 2017	Jun. 30, 2020	Jun. 30, 2018	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2026	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000002867
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Growth Fund - Class AAA
C000002869
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Growth Fund - Class C
C000034309
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Growth Fund - Class I
C000002866
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Growth Fund - Class A
C000002875
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Content & Connectivity Fund - Class AAA
C000002877
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Content & Connectivity Fund - Class C
C000034311
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Content & Connectivity Fund - Class I
C000002874
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Content & Connectivity Fund - Class A
C000204772
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Mini Mites Fund - Class A
C000204774
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Mini Mites Fund - Class C
C000204771
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Mini Mites Fund - Class I
C000204773
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Mini Mites Fund - Class AAA
C000002865
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Rising Income and Dividend Fund - Class AAA
C000002864
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Rising Income and Dividend Fund - Class C
C000034308
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Rising Income and Dividend Fund - Class I
C000002862
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Rising Income and Dividend Fund - Class A
C000002873
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli International Small Cap Fund - Class AAA
C000002871
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli International Small Cap Fund - Class C
C000034310
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli International Small Cap Fund - Class I
C000002872
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli International Small Cap Fund - Class A
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,942		$ 13,293		$ 14,133		$ 14,506		$ 20,289		$ 17,171		$ 20,112		$ 24,119	$ 28,144	$ 34,944
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			11,942		13,293		14,133		14,506		20,289		17,171		20,112		24,119	28,144	34,944
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			11,942		13,293		14,133		14,506		20,289		17,171		20,112		24,119	28,144	34,944
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			11,942		13,293		14,133		14,506		20,289		17,171		20,112		24,119	28,144	34,944
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			11,942		13,293		14,133		14,506		20,289		17,171		20,112		24,119	28,144	34,944
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			11,942		13,293		14,133		14,506		20,289		17,171		20,112		24,119	28,144	34,944
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			11,942		13,293		14,133		14,506		20,289		17,171		20,112		24,119	28,144	34,944
MSCI ACWI Index
Account Value [Line Items]
Accumulated Value		10,000			11,942		13,293		14,133		14,506		20,289		17,171		20,112		24,119	28,144	34,944
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,669		$ 9,028		$ 14,628		$ 10,942		$ 12,289		$ 13,525		$ 14,564		$ 20,503
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000			9,669		9,028		14,628		10,942		12,289		13,525		14,564		20,503
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000			9,669		9,028		14,628		10,942		12,289		13,525		14,564		20,503
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000			9,669		9,028		14,628		10,942		12,289		13,525		14,564		20,503
MSCI World Index
Account Value [Line Items]
Accumulated Value		10,000			11,886		13,277		14,198		14,681		20,505		17,646		21,022		25,384	29,639	36,103
MSCI World Index
Account Value [Line Items]
Accumulated Value		10,000			11,886		13,277		14,198		14,681		20,505		17,646		21,022		25,384	29,639	36,103
MSCI World Index
Account Value [Line Items]
Accumulated Value		10,000			11,886		13,277		14,198		14,681		20,505		17,646		21,022		25,384	29,639	36,103
MSCI World Index
Account Value [Line Items]
Accumulated Value		10,000			11,886		13,277		14,198		14,681		20,505		17,646		21,022		25,384	29,639	36,103
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value		10,000			12,083		12,974		13,181		12,558		16,692		13,799		16,477		18,469	21,855	26,401
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value		10,000			12,083		12,974		13,181		12,558		16,692		13,799		16,477		18,469	21,855	26,401
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value		10,000			12,083		12,974		13,181		12,558		16,692		13,799		16,477		18,469	21,855	26,401
MSCI EAFE Index
Account Value [Line Items]
Accumulated Value		10,000			12,083		12,974		13,181		12,558		16,692		13,799		16,477		18,469	21,855	26,401
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			11,927		13,584		14,941		16,602		22,843		17,107		20,446		24,660	28,105	31,200
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			11,927		13,584		14,941		16,602		22,843		17,107		20,446		24,660	28,105	31,200
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			11,927		13,584		14,941		16,602		22,843		17,107		20,446		24,660	28,105	31,200
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			11,927		13,584		14,941		16,602		22,843		17,107		20,446		24,660	28,105	31,200
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		10,000			9,851		9,517		10,819		11,826		16,841		11,857		13,144		17,426	21,929	24,793
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		10,000			9,851		9,517		10,819		11,826		16,841		11,857		13,144		17,426	21,929	24,793
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		10,000			9,851		9,517		10,819		11,826		16,841		11,857		13,144		17,426	21,929	24,793
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		10,000			9,851		9,517		10,819		11,826		16,841		11,857		13,144		17,426	21,929	24,793
MSCI World Micro Cap Index
Account Value [Line Items]
Accumulated Value	10,000			9,044		8,790		14,527		10,864		11,157		11,724		14,116		17,854
S&P Developed Small Cap Index
Account Value [Line Items]
Accumulated Value	10,000			9,824		9,283		14,169		11,019		12,531		13,737		15,625		20,288
MSCI World Micro Cap Index
Account Value [Line Items]
Accumulated Value	10,000			9,044		8,790		14,527		10,864		11,157		11,724		14,116		17,854
S&P Developed Small Cap Index
Account Value [Line Items]
Accumulated Value	10,000			9,824		9,283		14,169		11,019		12,531		13,737		15,625		20,288
MSCI World Micro Cap Index
Account Value [Line Items]
Accumulated Value	10,000			9,044		8,790		14,527		10,864		11,157		11,724		14,116		17,854
S&P Developed Small Cap Index
Account Value [Line Items]
Accumulated Value	10,000			9,824		9,283		14,169		11,019		12,531		13,737		15,625		20,288
MSCI World Micro Cap Index
Account Value [Line Items]
Accumulated Value	10,000			9,044		8,790		14,527		10,864		11,157		11,724		14,116		17,854
S&P Developed Small Cap Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,824		$ 9,283		$ 14,169		$ 11,019		$ 12,531		$ 13,737		$ 15,625		$ 20,288
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			11,927		13,584		14,941		16,602		22,843		17,107		20,446		24,660	28,105	31,200
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			11,927		13,584		14,941		16,602		22,843		17,107		20,446		24,660	28,105	31,200
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			11,927		13,584		14,941		16,602		22,843		17,107		20,446		24,660	28,105	31,200
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Accumulated Value		10,000			11,927		13,584		14,941		16,602		22,843		17,107		20,446		24,660	28,105	31,200
MSCI EAFE Small Cap Index
Account Value [Line Items]
Accumulated Value		10,000			12,364		13,953		13,120		12,701		17,971		13,723		15,192		16,453	20,252	23,884
MSCI EAFE Small Cap Index
Account Value [Line Items]
Accumulated Value		10,000			12,364		13,953		13,120		12,701		17,971		13,723		15,192		16,453	20,252	23,884
MSCI EAFE Small Cap Index
Account Value [Line Items]
Accumulated Value		10,000			12,364		13,953		13,120		12,701		17,971		13,723		15,192		16,453	20,252	23,884
MSCI EAFE Small Cap Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 12,364		$ 13,953		$ 13,120		$ 12,701		$ 17,971		$ 13,723		$ 15,192		$ 16,453	$ 20,252	$ 23,884